Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2014
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	6,959,210
Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	6,959,210
2005 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2005
Options granted and vested	66,000
Options waived at grant	(15,000)
2006 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2006
Options granted and vested	66,000
Options waived at grant	(15,000)
2007 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2007
Options granted and vested	165,000
Options waived at grant	(22,500)
2008 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2008
Options granted and vested	165,000
Options waived at grant	(22,500)
2009 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2009
Options granted and vested	165,000
Options waived at grant	(7,500)
2010 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2010
Options granted and vested	172,500
Options waived at grant	(7,500)
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted and vested	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted and vested	180,000
Options waived at grant	(22,500)
2013 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2013
Options granted and vested	0
Options waived at grant	0
2014 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2014
Options granted and vested	0
Options waived at grant	0
May 30, 2012 [Member] | Employees [Member] | 2012 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	May 30, 2012
Awards granted, Number of shares	100,862
July 23, 2012 [Member] | Employees [Member] | Employee Plan 2012 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 23, 2012
Awards granted, Number of shares	6,216,285
Options waived at grant	(2,400)
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,991,558)
December 21, 2012 [Member] | Employees [Member] | Employee Plan 2012 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 21, 2012
Awards granted, Number of shares	304,480
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(100,373)
July 22, 2013 [Member] | Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2013
Awards granted, Number of shares	42,565
July 22, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2013
Awards granted, Number of shares	5,750,730
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,832,360)
December 18, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 18, 2013
Awards granted, Number of shares	659,515
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(157,858)
December 27, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 27, 2013
Awards granted, Number of shares	1,800
July 22, 2014 [Member] | Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2014
Awards granted, Number of shares	6,458,435
December 18, 2014 [Member] | Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 18, 2014
Awards granted, Number of shares	500,775